CONVERTIBLE DEBENTURES (Details) - Fair value of the embedded conversion feature of the Convertible Debenture (USD $)			3 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013	Jan. 25, 2013 Convertible Debentures Embedded Conversion Feature [Member]	Oct. 31, 2013 Convertible Debentures Embedded Conversion Feature [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Stock price on valuation date (in Dollars per share)			$ 0.21	$ 0.195
Conversion price (in Dollars per share)			$ 0.15	$ 0.15
Stock premium for liquidity			57.00%	42.00%
Term (years)			2 years	1 year 3 months
Expected volatility			110.00%	115.00%
Weighted average risk-free interest rate			0.30%	0.30%
Trials (in Shares)			100,000	100,000
Aggregate fair value (in Dollars)	$ 1,670,704	$ 164,811	$ 1,180,000	$ 540,000